Schedule of Investments (unaudited)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.9%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/08/21)(a)	$150	$70,500
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/21)(a)	300	279,024
Arcos Dorados Holdings Inc., 5.88%, 04/04/27 (Call 04/04/22)(a)	200	209,813
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	200	200,930
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(a)	300	195,656
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(a)	400	328,000
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)	300	262,500
YPF SA
6.95%, 07/21/27(a)	500	302,969
7.00%, 12/15/47 (Call 06/15/47)(a)	300	169,313
8.50%, 07/28/25(a)	650	437,937
8.50%, 07/28/25 (Call 03/27/29)(a)(b)	250	152,969
8.75%, 04/04/24(a)	666	492,007
		3,101,618
Azerbaijan — 0.5%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	400	384,004
Southern Gas Corridor CJSC, 6.88%, 03/24/26 (a)	1,000	1,204,555
		1,588,559
Bahrain — 0.3%
BBK BSC, 5.50%, 07/09/24(a)	200	205,750
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	600	680,625
		886,375
Brazil — 12.2%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)	200	210,206
B2W Digital Lux Sarl, 4.38%, 12/20/30 (Call 09/20/30)(a)(b)	200	207,000
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(a)	400	415,620
Banco BTG Pactual SA/Cayman Islands
4.50%, 01/10/25 (Call 12/10/24)(a)	400	418,720
7.75%, 02/15/29 (Call 02/15/24)(a)(b)(c)	200	218,063
Banco do Brasil SA/Cayman
4.63%, 01/15/25(a)	600	645,750
4.75%, 03/20/24(a)	200	214,390
4.88%, 04/19/23(a)	400	425,700
6.25%, (Call 04/15/24)(a)(c)(d)	800	796,000
9.00%, (Call 06/18/24)(a)(c)(d)	1,000	1,116,550
9.25%, 12/31/49 (Call 04/15/23)(a)	600	656,625
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(a)	200	208,188
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	212,100
Braskem Finance Ltd., 6.45%, 02/03/24(b)	800	874,500
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	400	415,125
4.50%, 01/31/30(a)	600	608,190
5.88%, 01/31/50(a)	800	809,800
8.50%, 01/23/81 (Call 10/24/25)(a)(c)	200	221,085
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(a)	400	423,272
5.75%, 09/21/50 (Call 03/21/50)(a)	400	420,250

Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	600	692,175
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(a)	400	407,650
4.63%, 02/04/30(a)	200	206,088
Cosan Ltd., 5.50%, 09/20/29 (Call 09/20/24)(a)	400	429,400
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 01/20/22)(a)	600	637,012
Security	Par (000)	Value
Brazil (continued)
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	$200	$215,005
CSN Islands XII Corp., 7.00%, (Call 03/23/21)(a)(d)	600	584,265
CSN Resources SA
7.63%, 02/13/23 (Call 03/01/21)(a)	400	414,375
7.63%, 04/17/26 (Call 04/17/22)(a)	600	643,308
Embraer Netherlands Finance BV
5.05%, 06/15/25	600	628,500
5.40%, 02/01/27	200	209,100
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)	200	213,040
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	209,325
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/22)(a)	300	262,815
Hidrovias International Finance SARL, 5.95%, 01/24/25
(Call 01/24/22)(a)	200	210,938
InterCement Financial Operations BV, 5.75%, 07/17/24
(Call 03/01/21)(a)	400	343,500
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(a)	200	207,810
4.50%, 11/21/29 (Call 11/21/24)(a)(c)	600	615,450
4.63%, (Call 02/27/25)(a)(c)(d)	400	381,500
5.13%, 05/13/23(a)(b)	920	985,090
6.13%, (Call 12/12/22)(a)(b)(c)(d)	600	609,270
6.50%, (Call 03/19/23)(a)(c)(d)	200	205,438
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/15/22)(a)	400	424,400
7.00%, 01/15/26 (Call 01/15/22)(a)	400	429,000
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 02/16/21)(a)(b)	350	360,062
6.75%, 02/15/28 (Call 02/15/23)(a)	500	551,562
JSM Global Sarl, 4.75%, 10/20/30 (Call 07/20/30)	200	210,438
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(e)	200	199,700
5.75%, 04/03/29 (Call 01/03/29)(a)	400	460,000
7.00%, 04/03/49 (Call 10/03/48)(a)	400	499,500
MARB BondCo PLC
6.88%, 01/19/25 (Call 02/16/21)(a)(b)	600	619,125
7.00%, 03/15/24 (Call 03/01/21)(a)	400	407,100
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	500	525,285
Natura Cosmeticos SA, 5.38%, 02/01/23 (Call 03/01/21)(a)	400	410,500
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(a)	200	225,194
7.00%, 05/14/26 (Call 05/14/22)(a)	400	429,400

Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 03/01/21)(a)(b)(f)	416	125,359

Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(a)(f)	631	93,347
Oi SA, 10.00%, (4.00% PIK), 07/27/25(f)	800	831,200
Petrobras Global Finance BV
4.38%, 05/20/23	300	321,562
5.09%, 01/15/30	1,900	2,075,275
5.30%, 01/27/25	500	568,500
5.60%, 01/03/31 (Call 10/03/30)	1,000	1,111,000
5.63%, 05/20/43	300	321,469
5.75%, 02/01/29	492	569,367
6.00%, 01/27/28	1,068	1,248,225
6.25%, 03/17/24	300	342,094
6.75%, 01/27/41	500	592,187
6.75%, 06/03/50 (Call 12/03/49)	800	931,200
6.85%, 06/05/2115	983	1,146,669
6.88%, 01/20/40	500	599,844
6.90%, 03/19/49	900	1,078,425

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
7.25%, 03/17/44	$686	$839,252
7.38%, 01/17/27	851	1,061,069
8.75%, 05/23/26	479	630,484
Rede D'or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(a)	800	845,500
Rumo Luxembourg Sarl
5.25%, 01/10/28 (Call 01/10/24)(a)	200	213,958
5.88%, 01/18/25 (Call 01/18/22)(a)	200	211,125
7.38%, 02/09/24 (Call 03/01/21)(a)	400	414,500
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(e)	400	402,000
Ultrapar International SA
5.25%, 10/06/26(a)	400	442,625
5.25%, 06/06/29(a)	200	217,688
Usiminas International Sarl, 5.88%, 07/18/26
(Call 07/18/23)(a)	400	427,300
		42,240,678
Chile — 0.4%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(a)(c)	400	439,500
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(a)	200	214,375

VTR Comunicaciones SpA, 5.13%, 01/15/28 (Call 07/15/23)(a)	400	426,250
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(a)	200	217,005
		1,297,130
China — 5.4%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24)(a)(c)(d)	800	835,000

Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(c)(d)	1,300	1,332,500
Central Plaza Development Ltd., 5.75%,
(Call 11/14/24)(a)(c)(d)	200	196,438
CFLD Cayman Investment Ltd., 8.60%, 04/08/24(a)	600	216,750
China Evergrande Group
7.50%, 06/28/23 (Call 03/01/21)(a)	700	605,150
8.75%, 06/28/25 (Call 06/28/21)(a)	2,000	1,632,500
10.50%, 04/11/24 (Call 04/11/22)(a)	400	362,625
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(a)	200	208,500
7.38%, 04/09/24 (Call 04/09/22)(a)	200	210,125
China Shenhua Overseas Capital Co. Ltd., 3.88%,
01/20/25(a)	400	422,250
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25 (Call 07/20/23)(a)	400	428,750
6.45%, 11/07/24 (Call 11/07/22)(a)	400	427,400
Easy Tactic Ltd., 5.88%, 02/13/23 (Call 03/02/21)(a)	400	364,748
Easy Trade Global Co.Ltd., 4.00%, 11/10/25	200	202,000
Fortune Star BVI Ltd., 5.95%, 10/19/25 (Call 10/19/23)(a)	200	209,750
Greenland Global Investment Ltd., 5.88%, 07/03/24(a)	200	176,000
Kaisa Group Holdings Ltd.
9.38%, 06/30/24 (Call 06/30/21)(a)	1,600	1,519,200
10.50%, 01/15/25 (Call 01/15/23)(a)	200	196,063
10.88%, 07/23/23 (Call 07/23/21)(a)	400	410,875
11.25%, 04/16/25 (Call 04/16/23)(a)	200	200,062
11.95%, 11/12/23 (Call 11/12/21)(a)	200	209,500
KWG Group Holdings Ltd., 5.88%, 11/10/24 (Call 11/10/21)(a)	400	407,760
Lenovo Group Ltd.
4.75%, 03/29/23(a)	400	423,375
5.88%, 04/24/25(a)	400	455,625
Proven Honour Capital Ltd.
4.13%, 05/19/25(a)	600	627,000
4.13%, 05/06/26(a)	1,000	1,048,125
Scenery Journey Ltd., 13.75%, 11/06/23 (Call 11/06/21)(a)	300	288,750
Security	Par (000)	Value

China (continued)
Shui On Development Holding Ltd.
6.15%, 08/24/24 (Call 08/24/22)(a)	$400	$410,500
6.40%, (Call 06/20/22)(a)(c)(d)	200	199,813

Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(a)(c)(d)	400	331,250
Sunac China Holdings Ltd.
6.50%, 01/10/25 (Call 01/10/23)(a)	200	200,937
6.65%, 08/03/24 (Call 08/03/22)(a)	400	407,375
7.00%, 07/09/25 (Call 07/09/23)(a)	200	203,500
8.35%, 04/19/23 (Call 04/19/21)(a)	600	627,375

Times China Holdings Ltd., 6.75%, 07/08/25 (Call 07/08/23)(a)	200	211,937
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(a)	400	408,875
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(c)(d)	600	605,812

Yancoal International Resources Development Co. Ltd., 3.50%, 11/04/23(a)	200	200,000
Yuzhou Group Holdings Co. Ltd.
7.38%, 01/13/26 (Call 01/13/24)(a)	200	210,000
8.30%, 05/27/25 (Call 11/27/22)(a)	400	425,875
8.38%, 10/30/24 (Call 10/30/22)(a)	200	215,625
8.50%, 02/26/24 (Call 02/26/22)(a)	400	429,625
		18,705,320
Colombia — 1.1%
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(a)	550	631,620
Banco de Bogota SA
5.38%, 02/19/23(a)	200	212,500
6.25%, 05/12/26(a)	600	676,500
Bancolombia SA
4.63%, 12/18/29 (Call 12/18/24)(c)	200	206,248
4.88%, 10/18/27 (Call 10/18/22)(c)	400	406,500

Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)(b)	200	215,250
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	200	205,850
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)	200	212,000
5.13%, 01/15/28 (Call 09/15/22)(a)	200	209,940
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	400	444,050
6.63%, 10/15/26 (Call 10/15/21)(a)	200	214,375

Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(a)	200	218,000
		3,852,833
Congo — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(a)	400	425,875
Egypt — 0.1%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(a)	400	448,100
Ghana — 0.1%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(a)	200	198,000
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(a)	400	262,340
		460,340
Guatemala — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27
(Call 01/31/22)(a)	200	211,375
Hong Kong — 2.3%

Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(a)(c)(d)	250	252,797
Bank of East Asia Ltd. (The)
5.63%, (Call 05/18/22)(a)(c)(d)	400	407,375

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
5.88%, (Call 09/19/24)(a)(c)(d)	$250	$263,359
Celestial Dynasty Ltd., 4.25%, 06/27/29(a)	800	821,500

China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(a)(c)(d)	400	436,750
FWD Group Ltd.
5.75%, 07/09/24(a)	200	209,625
6.38%, (Call 09/13/24)(a)(c)(d)	800	808,000
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	200	202,575

Industrial & Commercial Bank of China Asia Ltd., 4.25%, (Call 07/21/21)(a)(c)(d)	800	807,000
Li & Fung Ltd., 5.25%, (Call 11/03/21)(a)(d)	200	144,750

Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(c)(d)	600	609,000
New World China Land Ltd., 4.75%, 01/23/27(a)	400	419,875
NWD Finance BVI Ltd.
4.80%, (Call 09/09/23)(a)(d)	200	195,500
5.25%, (Call 03/22/26)(a)(c)(d)	600	636,000
6.25%, (Call 03/07/24)(a)(d)	800	825,500
NWD MTN Ltd., 4.13%, 07/18/29(a)	800	824,250
		7,863,856
India — 1.6%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	600	626,022
5.95%, 07/31/24(a)	425	455,414
Adani Green Energy UP Ltd./Prayatna Developers Pvt
Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	400	444,050
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	200	203,125
6.45%, 06/04/29(a)	200	203,188
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(a)	200	171,563
Greenko Dutch BV, 5.25%, 07/24/24 (Call 03/01/21)(a)	400	415,300
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 01/29/21)(a)	400	410,875
5.95%, 07/29/26 (Call 07/29/22)(a)	200	215,062
JSW Steel Ltd., 5.95%, 04/18/24(a)	400	424,450
Network i2i Ltd., 5.65%, (Call 01/15/25)(a)(c)(d)	200	211,563
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	424,000
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 03/12/21)(a)	200	210,750
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(e)	200	198,500
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (Call 04/23/23)(a)	200	164,125
13.88%, 01/21/24 (Call 12/21/22)(e)	200	216,562
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(a)	600	454,687
7.13%, 05/31/23(a)	300	252,844
		5,702,080
Indonesia — 0.7%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(a)	500	516,094

Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	600	611,062

Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)(b)	800	851,500
Saka Energi Indonesia PT, 4.45%, 05/05/24(a)	400	369,375

Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (Call 04/24/26)(a)	181	204,075
		2,552,106
Israel — 2.0%
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(e)	200	212,000
Security	Par (000)	Value

Israel (continued)
6.13%, 06/30/25 (Call 03/30/25)(e)	$200	$220,234
6.50%, 06/30/27 (Call 12/30/26)(e)	400	449,168
6.75%, 06/30/30 (Call 12/30/29)(e)	200	227,400
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	100	109,625
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,375	1,359,187
3.15%, 10/01/26	1,600	1,524,000
4.10%, 10/01/46	1,050	917,968
6.00%, 04/15/24 (Call 01/15/24)	400	420,620
6.75%, 03/01/28 (Call 12/01/27)	800	892,500
7.13%, 01/31/25 (Call 10/31/24)	400	442,000
		6,774,702
Jamaica — 0.4%

Digicel Group 0.5 Ltd. (2.00% PIK), 10.00%, 04/01/24 (Call 02/12/21)(f)	502	473,278

Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/25/21)(a)	550	573,703
Digicel Ltd., 6.75%, 03/01/23 (Call 02/12/21)(a)	400	323,875
		1,370,856
Kuwait — 0.3%
Burgan Bank SAK, 5.75%, (Call 07/09/24)(a)(c)(d)	400	412,875
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	417,625
4.50%, 02/23/27(a)	200	206,938
		1,037,438
Luxembourg — 0.5%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	400	410,000
7.50%, 05/15/26 (Call 05/15/21)(a)	1,400	1,468,250
		1,878,250
Macau — 1.6%
Melco Resorts Finance Ltd.
5.25%, 04/26/26 (Call 04/26/22)(a)	800	828,000
5.38%, 12/04/29 (Call 12/04/24)(a)	600	626,437
5.75%, 07/21/28 (Call 07/21/23)(a)	400	421,880
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/18/22)(a)	200	207,125
5.38%, 05/15/24 (Call 05/15/21)(a)	800	821,760
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(e)	200	201,250
6.00%, 07/15/25 (Call 07/15/22)(a)	400	419,000
6.50%, 01/15/28 (Call 07/15/23)(a)	200	214,250
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 03/01/21)(a)	400	401,500
5.13%, 12/15/29 (Call 12/15/24)(a)	800	812,000
5.50%, 01/15/26 (Call 06/15/22)(a)	200	205,690
5.50%, 10/01/27 (Call 10/01/22)(a)	200	206,000
Wynn Macau Ltd. SR, 5.63%, 08/26/28 (Call 08/26/23)	200	205,938
		5,570,830
Mexico — 8.6%
Axtel SAB de CV, 6.38%, 11/14/24 (Call 03/01/21)(a)	200	208,625
Banco Mercantil del Norte SA/Grand Cayman
6.75%, (Call 09/27/24)(a)(c)(d)	500	529,688
7.50%, (Call 06/27/29)(a)(c)(d)	200	218,000
7.63%, (Call 01/10/28)(a)(b)(c)(d)	200	219,500
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/17/28)(a)(c)	600	636,060
5.88%, 09/13/34 (Call 09/13/29)(a)(c)	350	392,766
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(a)	400	386,150

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(e)	$200	$200,590
5.20%, 09/17/30 (Call 09/17/25)(a)	400	435,000
5.45%, 11/19/29 (Call 11/19/24)(a)(b)	600	651,600
5.70%, 01/11/25 (Call 03/01/21)(a)	400	407,000
7.38%, 06/05/27 (Call 06/05/23)(a)	400	451,400
7.75%, 04/16/26 (Call 02/16/21)(a)	600	626,812
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(a)(c)(d)	200	213,375
Nemak SAB de CV, 4.75%, 01/23/25 (Call 03/01/21)(a)	200	206,000
Petroleos Mexicanos
4.50%, 01/23/26(b)	600	592,313
4.88%, 01/18/24	600	626,063
5.35%, 02/12/28	500	477,625
5.95%, 01/28/31 (Call 10/28/30)	2,500	2,368,750
6.35%, 02/12/48	750	627,187
6.38%, 01/23/45(b)	200	172,200
6.49%, 01/23/27 (Call 11/23/26)	200	206,000
6.50%, 03/13/27	3,200	3,312,000
6.50%, 01/23/29	700	695,187
6.63%, 06/15/35(b)	400	376,600
6.75%, 09/21/47	3,350	2,921,200
6.84%, 01/23/30 (Call 10/23/29)	2,800	2,803,500
6.88%, 10/16/25 (Call 09/16/25)	300	326,325
6.88%, 08/04/26	1,900	2,035,375
6.95%, 01/28/60 (Call 07/28/59)	2,300	2,000,770
7.69%, 01/23/50 (Call 07/23/49)	4,250	4,010,937
Total Play Telecom SR, 7.50%, 11/12/25 (Call 11/12/23)	200	197,005
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (Call 11/12/23)(e)	200	197,005
		29,728,608
Morocco — 0.4%
OCP SA
5.63%, 04/25/24(a)	800	880,202
6.88%, 04/25/44(a)	400	520,625
		1,400,827
Nigeria — 0.2%
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(a)	200	208,938
8.00%, 09/18/27 (Call 09/18/22)(a)	400	431,120
		640,058
Oman — 0.3%
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	200	207,938
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	400	423,625
6.63%, 04/24/28(a)	300	328,031
		959,594
Panama — 0.4%
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)	800	850,200
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	200	211,500
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	400	432,000
		1,493,700
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(g)	197	152,778
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/22)(a)	200	212,250
		365,028
Security	Par (000)	Value

Peru — 0.5%
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	$400	$431,620
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)	200	213,500
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)	600	657,000
Orazul Energy Egenor SCA, 5.63%, 04/28/27 (Call 04/28/22)(a)	200	209,500
Peru LNG Srl, 5.38%, 03/22/30(a)(b)	400	358,500
		1,870,120
Philippines — 0.8%
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	200	210,875
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(c)(d)	400	385,500
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	200	202,875
Petron Corp., 4.60%, (Call 07/19/23)(a)(c)(d)	200	191,687
San Miguel Crop., 5.50%, (Call 07/29/25)(a)(c)(d)	400	408,500
SMC Global Power Holdings Corp.
6.50%, (Call 04/25/24)(a)(c)(d)	800	806,000
7.00%, (Call 10/21/25)(a)(c)(d)	400	413,375
		2,618,812
Russia — 2.3%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 04/15/30 (Call 04/15/25)(a)(c)	600	634,688
6.95%, (Call 04/30/23)(a)(c)(d)	400	414,750
Credit Bank of Moscow Via CBOM Finance PLC
4.70%, 01/29/25(a)	200	205,000
8.88%, (Call 11/10/22)(a)(c)(d)	400	383,375
Eurochem Finance DAC, 5.50%, 03/13/24(a)	400	440,180
Evraz PLC
5.25%, 04/02/24(a)	600	652,687
5.38%, 03/20/23(a)	400	426,250
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	400	433,125
Polyus Finance PLC, 5.25%, 02/07/23(a)	400	424,625
TMK OAO Via TMK Capital SA, 4.30%, 02/12/27(a)	200	199,500
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(a)	400	416,000
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(a)	600	612,000
4.00%, 04/09/25 (Call 01/09/25)(a)	400	422,375
4.95%, 06/16/24 (Call 03/16/24)(a)	600	649,590
5.95%, 02/13/23(a)	400	433,250
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(c)(d)	1,050	1,147,125
		7,894,520
Saudi Arabia — 0.2%
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	600	597,188

Singapore — 0.1%
Olam International Ltd., 5.35%, (Call 07/20/21)(a)(c)(d)	200	200,500
South Africa — 1.1%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	400	442,000
6.75%, 08/06/23(a)	417	435,765
7.13%, 02/11/25(a)	660	701,662
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(c)	200	208,813
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(a)	200	218,810
6.13%, 05/15/29 (Call 02/15/29)(a)	200	241,875
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(a)	600	636,750

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
Sasol Financing USA LLC
5.88%, 03/27/24 (Call 02/27/24)	$600	$630,187
6.50%, 09/27/28 (Call 06/27/28)	400	439,500
		3,955,362
South Korea — 0.3%
SK Innovation Co. Ltd., 4.13%, 07/13/23(a)	400	425,204
Woori Bank
4.25%, (Call 10/04/24)(a)(c)(d)	400	418,375
5.25%, (Call 05/16/22)(a)(c)(d)	200	207,063
		1,050,642
Spain — 0.1%
EnfraGen Energia Sur SA, 5.38%, 12/30/30 (Call 12/30/25)	400	404,000

Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(a)(c)	600	628,875
5.00%, 12/31/49 (Call 09/23/25)	400	420,000
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(c)	600	627,750
		1,676,625
Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	200	218,875

Turkey — 2.4%
Akbank T.A.S.
5.13%, 03/31/25(a)	200	203,625
6.80%, 02/06/26(a)	200	213,050
7.20%, 03/16/27 (Call 03/16/22)(a)(c)	200	200,875
Arcelik AS, 5.00%, 04/03/23(a)	200	206,625
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	400	412,250
6.50%, 03/11/25 (Call 12/11/24)(a)	200	217,000
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(a)	200	212,250
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	437,750
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	200	207,000
6.88%, 02/28/25(a)	200	220,000
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	213,312
5.80%, 04/11/28 (Call 01/11/28)(a)	200	212,750
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(a)	300	310,969
6.13%, 05/24/27 (Call 05/24/22)(a)(c)	400	397,000
Turkiye Is Bankasi AS
6.13%, 04/25/24(a)	800	816,250
7.00%, 06/29/28 (Call 06/29/23)(a)(c)	200	196,750
7.75%, 01/22/30 (Call 01/22/25)(a)(c)	200	200,813
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	400	397,750
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	300	332,156
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(e)	400	414,000
8.13%, 03/28/24(a)	600	641,437
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	200	217,125
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	300	307,594
6.10%, 03/16/23(a)	200	204,375
7.88%, 01/22/31 (Call 01/22/26)(c)(e)	200	205,500
Security	Par (000)	Value

Turkey (continued)
8.25%, 10/15/24(a)	$200	$220,000
8.50%, 03/09/26 (Call 03/12/21)(a)(c)	200	200,738
13.88%, (Call 01/15/24)(a)(c)(d)	400	461,000
		8,479,944
Ukraine — 0.3%
Metinvest BV
7.75%, 10/17/29(a)	200	214,875
8.50%, 04/23/26 (Call 01/23/26)(a)	400	444,875
MHP SE, 7.75%, 05/10/24(a)	400	435,875
		1,095,625
United Arab Emirates — 1.4%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(c)(d)	400	433,875
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(c)(d)	200	208,300
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(c)(d)	400	431,500
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(c)(d)	400	414,875
DP World Salaam, 6.00%, (Call 10/01/25)(a)(c)(d)	800	875,000
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	200	204,750
3.88%, 09/17/29(a)	200	202,875
EMG SUKUK Ltd., 4.56%, 06/18/24(a)	400	423,250
Emirates NBD Bank PJSC
6.13%, (Call 03/20/25)(a)(c)(d)	600	640,312
6.13%, (Call 04/26/26)(a)(c)(d)	400	433,750
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	400	417,750

Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(a)	500	276,250
		4,962,487
Vietnam — 0.1%

Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	250	252,656

Zambia — 0.9%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 03/01/21)(a)	200	204,208
6.88%, 03/01/26 (Call 03/01/21)(a)	600	625,500
6.88%, 10/15/27 (Call 10/15/23)(a)	800	860,500
7.25%, 04/01/23 (Call 03/01/21)(a)	800	816,044
7.50%, 04/01/25 (Call 03/01/21)(a)	600	621,390
		3,127,642
Total Corporate Bonds & Notes — 51.7%
(Cost: $173,051,571)		178,961,134

Foreign Government Obligations(h)
Angola — 1.0%
Angolan Government International Bond
8.00%, 11/26/29(a)	1,200	1,184,625
8.25%, 05/09/28(a)	200	199,562
9.13%, 11/26/49(a)	1,200	1,165,500
9.38%, 05/08/48(a)	200	196,500
9.50%, 11/12/25(a)	800	850,250
		3,596,437
Argentina — 3.1%
Argentine Republic Government International Bond
0.13%, 07/09/30 (Call 03/01/21)(i)	7,133	2,719,388
0.13%, 07/09/35 (Call 03/01/21)(i)	9,396	3,214,969
0.13%, 01/09/38 (Call 03/01/21)(i)	5,206	2,033,696

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Argentina (continued)
0.13%, 07/09/41 (Call 03/01/21)(b)(i)	$4,800	$1,732,500
0.13%, 07/09/46 (Call 03/01/21)(i)	900	308,812
1.00%, 07/09/29 (Call 03/01/21)(b)	1,399	577,573
		10,586,938
Azerbaijan — 0.5%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(a)	300	313,781
4.75%, 03/18/24(a)	800	872,750
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(a)	400	424,250
		1,610,781
Bahrain — 2.2%
Bahrain Government International Bond
5.25%, 01/25/33(e)	200	199,000
5.45%, 09/16/32(a)	400	406,500
5.63%, 09/30/31(a)	400	410,750
6.00%, 09/19/44(a)	800	787,750
6.13%, 08/01/23(a)	1,000	1,073,437
6.75%, 09/20/29(a)	800	900,500
7.00%, 01/26/26(a)	600	693,187
7.00%, 10/12/28(a)	900	1,039,781
7.38%, 05/14/30(a)	200	231,438
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(a)	600	645,375
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	400	463,875
CBB International Sukuk Programme Co. SPC
3.95%, 09/16/27(a)	500	507,500
4.50%, 03/30/27(a)	200	209,188
		7,568,281
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)(b)	400	362,750
Brazil — 5.0%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(a)	600	671,625
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(a)	480	523,200
Brazilian Government International Bond
2.88%, 06/06/25	800	826,400
3.88%, 06/12/30	1,500	1,541,719
4.25%, 01/07/25	1,948	2,128,799
4.50%, 05/30/29 (Call 02/28/29)	800	873,750
4.63%, 01/13/28 (Call 10/13/27)	1,400	1,541,312
4.75%, 01/14/50 (Call 07/14/49)	1,450	1,446,828
5.00%, 01/27/45(b)	1,526	1,577,025
5.63%, 01/07/41	1,017	1,128,870
5.63%, 02/21/47	1,300	1,449,500
6.00%, 04/07/26	1,014	1,197,471
7.13%, 01/20/37	760	974,225
8.25%, 01/20/34	650	896,594
8.88%, 04/15/24	520	644,800
		17,42,118
Costa Rica — 0.5%
Costa Rica Government International Bond
6.13%, 02/19/31(a)(b)	600	600,187
7.00%, 04/04/44(a)	462	452,327
7.16%, 03/12/45(a)(b)	600	591,750
		1,644,264
Security	Par (000)	Value

Dominican Republic — 3.1%
Dominican Republic International Bond
4.50%, 01/30/30(a)	$600	$625,125
4.88%, 09/23/32(a)	1,500	1,593,750
5.30%, 01/21/41(e)	550	566,156
5.50%, 01/27/25(a)	525	584,719
5.88%, 01/30/60(a)	1,550	1,615,391
5.95%, 01/25/27(a)	700	810,250
6.00%, 07/19/28(a)	750	870,938
6.40%, 06/05/49(a)	750	835,781
6.50%, 02/15/48(a)	450	508,359
6.85%, 01/27/45(a)	890	1,044,359
6.88%, 01/29/26(a)	800	945,000
7.45%, 04/30/44(a)	700	876,750
		10,876,578
Ecuador — 1.0%
Ecuador Government International Bond
0.00%, 07/31/30(a)(g)	491	211,906
0.50%, 07/31/30(a)(i)	1,802	965,813
0.50%, 07/31/35(a)(i)	3,750	1,722,656
0.50%, 07/31/40(a)(i)	1,550	678,610
		3,578,985
Egypt — 2.8%
Egypt Government International Bond
5.58%, 02/21/23(a)	600	633,938
5.75%, 05/29/24(a)	600	645,187
5.88%, 06/11/25(a)	800	869,500
6.59%, 02/21/28(a)	414	448,026
7.05%, 01/15/32(a)	400	426,500
7.50%, 01/31/27(a)	1,000	1,152,812
7.60%, 03/01/29(a)	800	899,000
7.63%, 05/29/32(a)	800	885,250
7.90%, 02/21/48(a)	800	832,500
8.50%, 01/31/47(a)	1,100	1,205,188
8.70%, 03/01/49(a)	800	887,250
8.88%, 05/29/50(a)	800	904,250
		9,789,401
El Salvador — 0.4%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(a)	550	508,750
7.65%, 06/15/35(a)	400	390,000
9.50%, 07/15/52 (Call 01/15/52)(a)	400	419,200
		1,317,950
Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	400	374,750
Gabon — 0.2%

CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(a)	200	221,125
Gabon Government International Bond, 6.63%, 02/06/31(a)	400	394,125
		615,250
Ghana — 1.2%
Ghana Government International Bond
6.38%, 02/11/27(a)	400	413,000
7.63%, 05/16/29(a)	600	631,687
7.88%, 02/11/35(a)	200	201,563
8.13%, 01/18/26(a)	470	529,484
8.13%, 03/26/32(a)	900	940,500
8.63%, 06/16/49(a)	400	400,000
8.95%, 03/26/51(a)	500	510,313

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ghana (continued)
10.75%, 10/14/30(a)	$400	$529,375
		4,155,922
Guatemala — 0.3%
Guatemala Government Bond, 6.13%,
06/01/50(Call 12/01/49)(a)(b)	700	863,188

Iraq — 0.4%
Iraq International Bond, 5.80%, 01/15/28 (Call 03/15/21)(a)	1,531	1,443,203

Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/21)(a)(i)	8	7,589
6.13%, 06/15/33(a)	600	659,813
		667,402
Jamaica — 0.8%
Jamaica Government International Bond
6.75%, 04/28/28	600	717,000
7.88%, 07/28/45	900	1,264,781
8.00%, 03/15/39	600	853,688
		2,835,469
Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(a)	400	442,375
5.85%, 07/07/30(a)	700	768,250
6.13%, 01/29/26(a)	400	446,875
7.38%, 10/10/47(a)	400	454,375
		2,111,875
Kenya — 0.8%
Kenya Government International Bond
6.88%, 06/24/24(a)	1,200	1,321,875
8.00%, 05/22/32(a)	600	689,062
8.25%, 02/28/48(a)	600	677,250
		2,688,187
Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(j)	500	57,500
6.10%, 10/04/22(a)(j)	700	80,500
6.60%, 11/27/26(a)(j)	700	80,500
6.65%, 02/26/30(a)(j)	640	73,600
6.75%, 11/29/27(a)(j)	500	57,500
6.85%, 03/23/27(a)(j)	650	75,563
7.00%, 03/23/32(a)(j)	500	56,250
		481,413
Malaysia — 0.6%
1MDB Global Investments Ltd., 4.40%, 03/09/23(a)	2,000	2,004,860

Morocco — 0.2%
Morocco Government International Bond
3.00%, 12/15/32(a)	200	201,250
4.00%, 12/15/50(a)	600	611,063
		812,313
Nigeria — 1.3%
Nigeria Government International Bond
6.50%, 11/28/27(a)	800	861,000
7.14%, 02/23/30(a)	514	549,498
7.63%, 11/21/25(a)	500	572,344
7.63%, 11/28/47(a)	600	623,438
7.70%, 02/23/38(a)	600	629,250
7.88%, 02/16/32(a)	600	655,125
Security	Par (000)	Value

Nigeria (continued)
8.75%, 01/21/31(a)	$600	$695,062
		4,585,717
Oman — 3.3%
Oman Government International Bond
4.75%, 06/15/26(a)	2,100	2,144,625
4.88%, 02/01/25(a)	200	209,063
5.38%, 03/08/27(a)	200	205,875
5.63%, 01/17/28(a)	2,000	2,072,500
6.00%, 08/01/29(a)	600	628,687
6.25%, 01/25/31(e)	800	849,000
6.50%, 03/08/47(a)	800	774,750
6.75%, 10/28/27(a)	400	442,500
6.75%, 01/17/48(a)	1,400	1,382,062
7.00%, 01/25/51(e)	400	405,000
7.38%, 10/28/32(a)	600	683,250
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(a)	200	207,208
5.93%, 10/31/25(a)	1,400	1,546,125
		11,550,645
Pakistan — 0.3%
Pakistan Government International Bond
6.88%, 12/05/27(a)	600	638,250
8.25%, 04/15/24(a)	477	524,849
		1,163,099
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	400	476,875
5.40%, 03/30/50 (Call 09/30/49)(a)	200	248,875
6.10%, 08/11/44(a)(b)	600	788,812
		1,514,562
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	500	547,188
6.75%, 03/13/48(a)	400	426,000
		973,188
Serbia — 0.2%
Serbia International Bond, 2.13%, 12/01/30(e)	500	483,594

South Africa — 2.4%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,000	1,016,875
4.67%, 01/17/24(b)	600	643,313
4.85%, 09/27/27	600	639,563
4.85%, 09/30/29	900	930,937
4.88%, 04/14/26	500	538,125
5.00%, 10/12/46	400	362,500
5.38%, 07/24/44	500	471,563
5.65%, 09/27/47	600	573,000
5.75%, 09/30/49	1,300	1,247,187
5.88%, 09/16/25	786	887,197
5.88%, 06/22/30	1,000	1,099,375
		8,409,635
Sri Lanka — 0.9%
Sri Lanka Government International Bond
5.75%, 04/18/23(a)	800	524,250
6.20%, 05/11/27(a)	600	359,625
6.75%, 04/18/28(a)	500	300,313
6.83%, 07/18/26(a)	400	244,125
6.85%, 03/14/24(a)	500	319,844

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sri Lanka (continued)
6.85%, 11/03/25(a)	$700	$435,312
7.55%, 03/28/30(a)	600	361,687
7.85%, 03/14/29(a)	700	422,625
		2,967,781
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	400	434,500

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(a)	400	364,125

Turkey — 8.9%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(a)	200	203,438
5.00%, 04/06/23(a)	1,000	1,025,625
Turkey Government International Bond
3.25%, 03/23/23	700	698,688
4.25%, 03/13/25	1,000	1,001,875
4.25%, 04/14/26	1,000	990,937
4.75%, 01/26/26	400	405,500
4.88%, 10/09/26	1,310	1,324,737
4.88%, 04/16/43	1,379	1,165,255
5.13%, 02/17/28	1,000	1,010,000
5.25%, 03/13/30	1,000	990,938
5.60%, 11/14/24	1,100	1,155,688
5.75%, 03/22/24	1,250	1,315,234
5.75%, 05/11/47	1,626	1,489,314
5.88%, 06/26/31	400	407,000
5.95%, 01/15/31	1,200	1,230,000
6.00%, 03/25/27	1,521	1,613,211
6.00%, 01/14/41	1,303	1,245,179
6.13%, 10/24/28	800	851,000
6.35%, 08/10/24	950	1,017,094
6.38%, 10/14/25	1,200	1,296,375
6.63%, 02/17/45	1,479	1,498,412
6.75%, 05/30/40	875	904,531
6.88%, 03/17/36	1,291	1,377,739
7.25%, 12/23/23	800	875,250
7.25%, 03/05/38	450	495,984
7.38%, 02/05/25	1,470	1,638,591
7.63%, 04/26/29	1,400	1,612,187
8.00%, 02/14/34	713	838,443
11.88%, 01/15/30(b)	800	1,161,000
		30,839,225
Ukraine — 2.0%
Ukraine Government International Bond
7.25%, 03/15/33(a)	1,300	1,382,469
7.38%, 09/25/32(a)	1,300	1,393,031
7.75%, 09/01/23(a)	675	735,328
7.75%, 09/01/24(a)	518	570,448
7.75%, 09/01/25(a)	636	708,941
7.75%, 09/01/26(a)	600	673,125
7.75%, 09/01/27(a)	500	558,906
9.75%, 11/01/28(a)	800	969,250
		6,991,498
Security	Par/ Shares (000)	Value

United Arab Emirates — 0.3%
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	$600	$578,437
5.25%, 01/30/43(a)	400	463,375
		1,041,812
Venezuela — 0.3%
Venezuela Government International Bond
7.65%, 04/21/25(a)(j)	658	60,865
9.00%, 05/07/23(a)(j)	1,037	95,923
9.25%, 09/15/27(j)	1,962	181,485
9.38%, 01/13/34(j)	730	67,525
11.75%, 10/21/26(a)(j)	1,435	132,737
11.95%, 08/05/31(a)(j)	2,030	187,775
12.75%, 08/23/22(a)(j)	1,430	132,275
		858,585
Vietnam — 0.1%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	400	450,500

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(j)	400	213,000
8.97%, 07/30/27(a)(j)	600	312,188
		525,188
Total Foreign Government Obligations — 46.3%
(Cost: $171,398,123)		160,561,969

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(k)(l)(m)	10,759	10,765,881
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(k)(l)	3,239	3,239,000
		14,004,881
Total Short-Term Investments — 4.0%
(Cost: $14,004,881)		14,004,881

Total Investments in Securities — 102.0%
(Cost: $358,454,575)		353,527,984

Other Assets, Less Liabilities — (2.0)%.		(6,949,621)

Net Assets — 100.0%.		$346,578,363

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(g)	Zero-coupon bond.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.

(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(j)	Issuer filed for bankruptcy and/or is in default.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2021

(k)	Affiliate of the Fund.

(l)	Annualized 7-day yield as of period-end.

(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,259,777	$—	$(6,491,859	)(a)	$(3,852)	$1,815	$10,765,881	10,759	$21,967	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	4,109,000	—	(870,000	)(a)	—	—	3,239,000	3,239	316		—
					$(3,852)	$1,815	$14,004,881		$22,283		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$178,961,134	$—	$178,961,134
Foreign Government Obligations	—	160,561,969	—	160,561,969
Money Market Funds	14,004,881	—	—	14,004,881
	$14,004,881	$339,523,103	$—	$353,527,984

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind